UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  June 30, 2010
                                                --------------


Check here if Amendment [ ]: Amendment Number:
                                                -----------------

         This Amendment (Check only one):   |_| is a restatement
                                            |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:              West Face Capital Inc.
Address:           2 Bloor Street East, Suite 810
                   Toronto, Ontario M4W 1A8

Form 13F File Number:  028-13428
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        John Maynard
Title:       Chief Financial Officer
Phone:       (647) 724-8911

Signature, Place and Date of Signing:

      /s/ John Maynard               Toronto, Canada       August 16, 2010
----------------------------         ---------------       ---------------
        [Signature]                    [City, State]            [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                           1
                                               ----------------------------
Form 13F Information Table Entry Total:                      11
                                               ----------------------------
Form 13F Information Table Value Total:                  $132,432
                                               ----------------------------
                                                      (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     13F File Number                Name:

01      028-05431                      Sunrise Partners Limited Partnership





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

                                                            WEST FACE CAPITAL INC.
                                                                   FORM 13F
                                                         Quarter Ended June 30, 2010

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                                                          VALUE    SHRS OR    SH/  PUT/  INVESTMENT  OTHER       VOTING AUTHORITY
                                                         --------  -------    ---  ----  ---------- --------  ----------------------
      NAME OF ISSUER         TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN  CALL  DISCRETION MANAGERS  SOLE      SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
BANRO CORP                   *W EXP 09/17/201  066800111     526   1,244,000  SH         SOLE                1,244,000
BRISTOW GROUP INC                  COM         110394103   5,129     174,469  SH         SOLE                  174,469
CRYSTALLEX INTL CORP               COM         22942F101   4,678  12,000,000  SH         SOLE               12,000,000
GERDAU AMERISTEEL CORP             COM         37373P105  32,700   3,000,000  SH         OTHER      01       2,727,300  272,700
GOLD RESV INC                NOTE 5.500% 6/1   38068NAB4   9,426  13,229,000  PRN        SOLE                                   NONE
GOLD RESV INC                      CL A        38068N108   7,800   9,630,000  SH         SOLE                9,630,000
IRIDIUM COMMUNICATIONS INC   *W EXP 02/14/201  46269C128   2,888   1,110,600  SH         SOLE                1,110,600
IRIDIUM COMMUNICATIONS INC   *W EXP 02/14/201  46269C110   3,856   1,042,026  SH         SOLE                1,042,026
MDS INC                            COM         55269P302  32,642   3,872,093  SH         SOLE                3,872,093
PHI INC                        COM NON VTG     69336T205  20,889   1,482,569  SH         SOLE                                   NONE
SONDE RES CORP                     COM         835426107  11,898   3,850,000  SH         SOLE                3,850,000
